UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.5%
	Australia: 6.8%
59,639	Aurizon Holdings Ltd.	$184,160	0.4
18,303	Australia & New Zealand Banking Group Ltd.	361,404	0.7
54,688	Charter Hall Group	280,232	0.5
28,795	Coca-Cola Amatil Ltd.	181,869	0.3
4,564	Commonwealth Bank of Australia	238,278	0.5
88,582	Metcash Ltd.	180,044	0.3
141,389	Nine Entertainment Co. Holdings Ltd.	182,064	0.3
31,687	QBE Insurance Group Ltd.	263,068	0.5
7,493	Rio Tinto Ltd.	403,547	0.8
23,475	Santos Ltd.	95,145	0.2
83,409	Scentre Group	238,446	0.5
273,238	Sigma Healthcare Ltd.	98,266	0.2
149,115	Spark Infrastructure Group	256,794	0.5
21,453	Suncorp Group Ltd.	209,358	0.4
18,107	Westpac Banking Corp.	344,852	0.7
		3,517,527	6.8

	Austria: 1.1%
13,927	Erste Group Bank AG	551,248	1.1

	China: 11.2%
397,000	Bank of China Ltd. - H Shares	174,058	0.3
250,000	Beijing Capital International Airport Co., Ltd. - H Shares	279,108	0.6
63,000	Beijing Enterprises Holdings Ltd.	371,070	0.7
739,380	China Construction Bank - H Shares	631,286	1.2
160,000	China Life Insurance Co., Ltd. - H Shares	343,327	0.7
53,500	China Mobile Ltd.	533,302	1.0
94,000	China Overseas Land & Investment Ltd.	329,637	0.6
1	China Overseas Property Holdings Ltd.	–	–
160,500	China Railway Construction Corp. Ltd. - H Shares	206,164	0.4
66,726	China Resources Gas Group Ltd.	270,407	0.5
102,000	China Resources Land Ltd.	379,697	0.7
107,030	China State Construction International Holdings Ltd.	93,659	0.2
227,000	CNOOC Ltd.	383,483	0.8
256,000	COSCO Shipping Ports, Ltd.	260,369	0.5
41,500	Hengan International Group Co., Ltd.	340,598	0.7
581,123	Industrial & Commercial Bank of China - H Shares	415,050	0.8
308,000	Lenovo Group Ltd.	223,500	0.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
340,000	PetroChina Co., Ltd. - H Shares	$237,476	0.5
120,500	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	298,275	0.6
		5,770,466	11.2

	France: 11.5%
11,897	Alstom SA	522,362	1.0
14,388	BNP Paribas	723,694	1.4
16,842	Cie de Saint-Gobain	625,969	1.2
4,488	Cie Generale des Etablissements Michelin SCA	470,304	0.9
14,852	Danone	1,108,937	2.2
7,079	Schneider Electric SE	515,995	1.0
19,600	Total SA	1,090,152	2.1
11,115	Valeo SA	317,194	0.6
6,402	Vinci SA	558,640	1.1
		5,933,247	11.5

	Germany: 7.1%
11,008	Daimler AG	622,389	1.2
14,783	Deutsche Post AG	472,511	0.9
41,920	Deutsche Telekom AG	737,102	1.4
40,733	E.ON AG	416,376	0.8
14,210	Evonik Industries AG	383,775	0.8
1,775	LEG Immobilien AG	204,773	0.4
2,342	Muenchener Rueckversicherungs-Gesellschaft AG	510,239	1.0
3,170	SAP SE	328,340	0.6
		3,675,505	7.1

	Hong Kong: 2.5%
63,840	AIA Group Ltd.	524,470	1.0
25,000	CK Hutchison Holdings Ltd.	262,233	0.5
32,493	CLP Holdings Ltd.	358,694	0.7
433	Link REIT	4,133	0.0
60,000	Television Broadcasts Ltd.	132,127	0.3
		1,281,657	2.5

	India: 2.5%
59,032	Coal India Ltd.	207,748	0.4
6,807	Hero Motocorp Ltd.	298,431	0.6
11,944	Indiabulls Housing Finance Ltd.	122,820	0.2
18,108	Infosys Ltd. ADR	178,545	0.4
139,479	NTPC Ltd.	280,922	0.5
18,028	Tech Mahindra Ltd.	183,102	0.4
		1,271,568	2.5

	Indonesia: 1.8%
478,500	Astra International Tbk PT	286,578	0.6
614,900	Bank Negara Indonesia Persero Tbk PT	367,304	0.7

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
337,700		Semen Indonesia Persero Tbk PT	$284,458	0.5
			938,340	1.8

		Ireland: 1.7%
117,511		AIB Group PLC	516,840	1.0
4,095		CRH PLC	112,643	0.2
8,676		Smurfit Kappa PLC	236,401	0.5
			865,884	1.7

		Italy: 1.5%
78,142		Enel S.p.A.	425,099	0.8
77,410		Intesa Sanpaolo SpA	179,821	0.3
4,459		Prysmian SpA	81,764	0.2
7,843		UniCredit SpA	101,235	0.2
			787,919	1.5

		Macau: 0.5%
313,000		SJM Holdings Ltd.	283,937	0.5

		Malaysia: 0.9%
247,800		CIMB Group Holdings Bhd	342,046	0.7
296,100		IJM Corp. Bhd	115,605	0.2
			457,651	0.9

		Netherlands: 3.1%
24,524	(1)	ABN AMRO Group NV	625,649	1.2
32,836		Royal Dutch Shell PLC - Class B	1,005,538	1.9
			1,631,187	3.1

		New Zealand: 0.5%
72,283	(2)	Fletcher Building Ltd.	236,906	0.5

		Singapore: 0.3%
137,900		First Resources Ltd.	162,906	0.3

		South Korea: 5.6%
3,369		Coway Co., Ltd.	235,630	0.4
7,292		Hana Financial Group, Inc.	245,164	0.5
13,547		Hite Jinro Co. Ltd.	211,855	0.4
9,910		Kangwon Land, Inc.	285,323	0.6
7,814		KT Corp.	212,552	0.4
1,463		POSCO	323,142	0.6
20,648		Samsung Electronics Co., Ltd.	773,705	1.5
1,476		Samsung Fire & Marine Insurance Co. Ltd.	358,812	0.7
7,208		Shinhan Financial Group Co., Ltd.	265,945	0.5
			2,912,128	5.6

		Spain: 2.1%
7,945		ACS Actividades de Construccion y Servicios SA	305,409	0.6
9,956	(2)	Ebro Foods SA	203,395	0.4
3,181		Grupo Catalana Occidente SA	126,223	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: (continued)
34,780		Merlin Properties Socimi SA	$439,767	0.8
			1,074,794	2.1

		Sweden: 1.7%
80,241		Svenska Handelsbanken AB	884,758	1.7

		Switzerland: 5.1%
5,680		Nestle SA	484,578	0.9
4,750		Roche Holding AG	1,233,025	2.4
51,040		UBS Group AG	691,862	1.3
728		Zurich Insurance Group AG	228,829	0.5
			2,638,294	5.1

		Taiwan: 5.2%
20,000		Catcher Technology Co., Ltd.	172,963	0.3
226,000		Cathay Financial Holding Co., Ltd.	357,640	0.7
539,782		CTBC Financial Holding Co. Ltd.	359,589	0.7
78,400		HON HAI Precision Industry Co., Ltd.	184,052	0.4
125,000		Quanta Computer, Inc.	203,382	0.4
130,209		Taiwan Semiconductor Manufacturing Co., Ltd.	961,632	1.9
183,000		Uni-President Enterprises Corp.	430,524	0.8
			2,669,782	5.2

		United Kingdom: 13.0%
6,533		AstraZeneca PLC	508,716	1.0
73,545		BP PLC	489,108	0.9
9,936		Carnival PLC	579,950	1.1
209,471		Centrica PLC	369,015	0.7
9,707		Diageo PLC	350,552	0.7
52,553		GlaxoSmithKline PLC	1,089,414	2.1
8,596		Johnson Matthey PLC	321,884	0.6
25,747		Land Securities Group PLC	267,720	0.5
897	(2)	Linde PLC	142,677	0.3
39,289		Prudential PLC	774,533	1.5
9,749		Reckitt Benckiser Group PLC	811,518	1.6
3,344		Rio Tinto PLC	152,827	0.3
5,045		Smiths Group PLC	89,790	0.2
21,581		St. James's Place PLC	277,616	0.5
9,428		Unilever PLC	510,940	1.0
			6,736,260	13.0

		United States: 9.8%
2,848		Air Products & Chemicals, Inc.	458,158	0.9
6,904		American Electric Power Co., Inc.	536,717	1.0
13,591		Cisco Systems, Inc.	650,601	1.3
3,003		Deere & Co.	465,105	0.9
5,724		Microsoft Corp.	634,734	1.2
13,069		Mondelez International, Inc.	587,844	1.1

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
4,171	Occidental Petroleum Corp.	$293,096	0.6
11,378	Pfizer, Inc.	526,005	1.0
9,328	Tapestry, Inc.	363,139	0.7
10,639	US Bancorp	579,400	1.1
		5,094,799	9.8

	Total Common Stock (Cost $52,695,612)	49,376,763	95.5

EXCHANGE-TRADED FUNDS: 1.7%
12,785	iShares MSCI ACWI ETF	892,776	1.7

	Total Exchange-Traded Funds (Cost $876,201)	892,776	1.7

PREFERRED STOCK: 0.4%
	South Korea: 0.4%
6,100	Samsung Electronics Co., Ltd.	184,491	0.4

	Total Preferred Stock (Cost $92,861)	184,491	0.4

	Total Long-Term Investments (Cost $53,664,674)	50,454,030	97.6

SHORT-TERM INVESTMENTS: 1.9%
	Mutual Funds: 1.9%
480,140	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.110%	480,140	0.9
517,000	(3) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 2.090%	517,000	1.0

	Total Short-Term Investments (Cost $997,140)	997,140	1.9

	Total Investments in Securities (Cost $54,661,814)	$51,451,170	99.5
	Assets in Excess of Other Liabilities	247,657	0.5
	Net Assets	$51,698,827	100.0

ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Rate shown is the 7-day yield as of November 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	24.6%
Consumer Staples	10.7
Industrials	9.9%

Information Technology	9.2
Energy	7.4
Health Care	7.3
Consumer Discretionary	7.2
Utilities	6.2
Materials	6.0
Real Estate	4.0
Communication Services	3.4
Exchange-Traded Funds	1.7
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,517,527	$–	$3,517,527
Austria	–	551,248	–	551,248
China	–	5,770,466	–	5,770,466
France	–	5,933,247	–	5,933,247
Germany	–	3,675,505	–	3,675,505
Hong Kong	–	1,281,657	–	1,281,657
India	178,545	1,093,023	–	1,271,568
Indonesia	–	938,340	–	938,340
Ireland	–	865,884	–	865,884
Italy	–	787,919	–	787,919
Macau	–	283,937	–	283,937
Malaysia	–	457,651	–	457,651
Netherlands	–	1,631,187	–	1,631,187
New Zealand	–	236,906	–	236,906
Singapore	–	162,906	–	162,906
South Korea	594,442	2,317,686	–	2,912,128
Spain	126,223	948,571	–	1,074,794
Sweden	–	884,758	–	884,758
Switzerland	–	2,638,294	–	2,638,294
Taiwan	–	2,669,782	–	2,669,782
United Kingdom	142,677	6,593,583	–	6,736,260
United States	5,094,799	–	–	5,094,799
Total Common Stock	6,136,686	43,240,077	–	49,376,763
Exchange-Traded Funds	892,776	–	–	892,776
Preferred Stock	–	184,491	–	184,491
Short-Term Investments	997,140	–	–	997,140
Total Investments, at fair value	$8,026,602	$43,424,568	$–	$51,451,170
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(82,490)	$–	$(82,490)
Total Liabilities	$–	$(82,490)	$–	$(82,490)

(1)	For the period ended November 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2018, securities valued at $1,642,700 and $439,979 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited) (Continued)

At November 30, 2018, the following OTC written equity options were outstanding for Voya International High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

EURO STOXX 50® Index	Morgan Stanley & Co. International PLC	Call	12/06/18	3,235.000	EUR	660	2,094,266	$35,239	$(8,154)
FTSE 100 Index	Morgan Stanley & Co. International PLC	Call	12/06/18	7,120.000	GBP	260	1,814,862	33,619	(5,143)
Hang Seng Index	Societe Generale	Call	12/06/18	25,864.000	HKD	580	116,629,700	43,096	(57,986)
Korea Stock Exchange KOSPI 200 Index	Societe Generale	Call	12/06/18	272.650	USD	2,700,000	5,454,135,000	10,569	(5,584)
S&P/ASX 200 Index	Morgan Stanley & Co. International PLC	Call	12/06/18	5,898.300	AUD	210	9,067,451	11,459	(187)
Taiwan Stock Exchange Weighted Index	Morgan Stanley & Co. International PLC	Call	12/06/18	9,867.028	USD	1,700	129,533,193	8,832	(5,436)
								$142,814	$(82,490)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$82,490
Total Liability Derivatives		$82,490

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Liabilities:
Written options	$18,920	$63,570	$82,490
Total Liabilities	$18,920	$63,570	$82,490

Net OTC derivative instruments by counterparty, at fair value	$(18,920)	$(63,570)	(82,490)

Total collateral pledged by the Fund/(Received from counterparty)	$18,920	$-	$18,920

Net Exposure(1)	$-	$(63,570)	$(63,570)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At November 30, 2018, the Fund had pledged $140,000 in cash collateral to Morgan Stanley & Co. International PLC. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $54,735,781.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,836,280
Gross Unrealized Depreciation	(6,158,814)

Net Unrealized Depreciation	$(3,322,534)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019